Short-Term Borrowings (Schedule Of Short-Term Borrowings) (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Total credit facility borrowing capacity	$ 2,000	$ 2,000	$ 2,000
Available unused credit	$ 2,000	1,777	1,921
Commercial Paper [Member]
Short-term Debt [Line Items]
Outstanding		$ (215)	$ (70)
Weighted average interest rate		0.30%	0.17%
Letter of Credit [Member]
Short-term Debt [Line Items]
Outstanding		$ (8)	$ (9)
Weighted average interest rate		1.20%	1.45%